Unaudited Condensed Consolidated Statements of Changes in Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2023	£ 14,887	£ 2,114	£ 141,306	£ (339)	£ 37,043	£ 3	£ 42,466	£ (207,706)
Loss for the period	(13,833)							(13,833)
Other comprehensive income (expense) for the period	7					7
Total comprehensive loss for the period	(13,826)					7		(13,833)
Share-based payments	1,292				1,292
Exercise of share options	0	2	1		(156)			153
Lapse of share options					(1,943)			1,943
Issue of share capital	1,492	150	1,342
Share issue expenses	(45)		(45)
Ending balance at Jun. 30, 2024	3,800	2,266	142,604	(339)	36,236	10	42,466	(219,443)
Beginning balance at Dec. 31, 2024	5,954	5,681	146,146	(339)	36,276	18	42,466	(224,294)
Loss for the period	(26,587)							(26,587)
Other comprehensive income (expense) for the period	(76)					(76)
Total comprehensive loss for the period	(26,663)					(76)		(26,587)
Share-based payments	8,247				8,247
Exercise of share options	1	1	0		(43)			43
Lapse of share options					(142)			142
Issue of share capital	1,222	419	803
Exercise of warrants	18,919	3,731	15,188
Share issue expenses	(296)		(296)
Ending balance at Jun. 30, 2025	£ 7,384	£ 9,832	£ 161,841	£ (339)	£ 44,338	£ (58)	£ 42,466	£ (250,696)